Accounting information and policies - Contribution of the Group's Venezuelan and Turkish operations (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Türkiye
Disclosure of geographical areas [line items]
Movement in price index in hyperinflationary economy	35.00%	72.00%	38.00%
Venezuela
Disclosure of geographical areas [line items]
Movement in price index in hyperinflationary economy	171.00%	77.00%	382.00%
Ghana
Disclosure of geographical areas [line items]
Movement in price index in hyperinflationary economy	16.00%	23.00%